COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Accounts payable and accrued expenses
Accounts payable:	2024	2023
Related parties (1)	$1,448,822	$1,308,051
General operating	5,960,892	5,904,687
Accrued interest on debt (2)	3,500,328	3,002,630
Credit card balances	147,724	148,568
Accrued payroll and other expenses	2,076,012	1,911,997
Taxes and fees payable	633,357	642,640
Total	$13,767,135	$12,918,573

Accounts payable:	2023	2022
Related parties (1)	$1,308,051	$831,502
General operating	5,288,994	5,395,422
Accrued interest on debt (2)	3,002,630	2,095,955
Credit card balances	148,568	167,517
Accrued payroll and other expenses (3)	1,911,997	951,022
Taxes and fees payable	642,640	642,640
Total	$12,302,880	$10,084,058

Future minimum lease payments of Operating lease obligation
2024	6,880,641
2025	611,746
2026	244,565
2027	78,865
2028	7,058
Thereafter	62,118
Total operating lease liabilities	7,884,993
Amount representing interest	(28,939)
Total net present value	$7,856,054

2024	8,493,165
2025	503,128
2026	152,853
2027	9,755
2028	3,882
Thereafter	62,117
Total operating lease liabilities	9,224,900
Amount representing interest	(147,670)
Total net present value	$9,077,230

Future minimum lease payments of Financing lease obligation
2024	$752,883
2025	—
2026	—
2027	—
2028	—
Thereafter	—
Total financing lease liabilities	752,883
Amount representing interest	—
Total future payments (1)	$752,883

2024	$738,847
2025	—
2026	—
2027	---
2028	---
Thereafter	—
Total financing lease liabilities	738,847
Amount representing interest	—
Total future payments (1)	$738,847

Shares to be issued
Convertible Promissory Notes	25,359,222,938
Series A Preferred Stock (1)	111,229,995,062
Series B Preferred Stock	2,588,693
Series D Preferred Stock (2)	483,943,396
Series E Preferred Stock (3)	40,555,641,509
Series F Preferred Stock (4)	1,415,094,340
Stock Options and Warrants	128,116,666
179,174,602,604

2023
Convertible Promissory Notes	73,476,125,073
Series A Preferred Stock (1)	175,986,864,598
Series B Preferred Stock	2,588,693
Series D Preferred Stock	923,742,574
Series E Preferred Stock	40,465,485,149
Stock Options and warrants	129,116,666
290,983,922,753